Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Apr. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 23,557
Ending balance	1,124	$ 23,557
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,557
Ending balance	1,124	23,557
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,814	43,616
Impairments and disposals	(21,340)
Disposals		(4,063)
Foreign exchange	1,149	(739)
Ending balance	18,623	38,814
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,257	12,690
Amortization	1,842	2,968
Disposals		(193)
Foreign exchange	400	(208)
Ending balance	17,499	15,257
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals	0
Disposals		0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	14
Amortization	0	19
Disposals		0
Foreign exchange	0	0
Ending balance	33	33
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,351
Ending balance	1,124	23,351
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,718	35,143
Impairments and disposals	(21,184)
Disposals		(3,830)
Foreign exchange	957	(595)
Ending balance	10,491	30,718
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,367	4,775
Amortization	1,789	2,666
Disposals		0
Foreign exchange	211	(74)
Ending balance	9,367	7,367
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	205
Ending balance	0	205
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,926	8,103
Impairments and disposals	(156)
Disposals		(40)
Foreign exchange	190	(137)
Ending balance	7,960	7,926
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,721	7,633
Amortization	53	216
Disposals		0
Foreign exchange	186	(128)
Ending balance	7,960	7,721
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1
Ending balance	0	1
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	137	139
Impairments and disposals	0
Disposals		0
Foreign exchange	2	(2)
Ending balance	139	137
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136	136
Amortization	0	2
Disposals		0
Foreign exchange	3	(2)
Ending balance	139	136
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	198
Impairments and disposals	0
Disposals		(193)
Foreign exchange	0	(5)
Ending balance	0	0
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	132
Amortization	0	65
Disposals		(193)
Foreign exchange	0	(4)
Ending balance	$ 0	$ 0